SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011 Surveillance and security products	Dec. 31, 2009 Vimicro Tianjin ViSS business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units	2
Impairment of goodwill
Goodwill resulted in acquisition	$ 0	$ 0		$ 2,019
Impairment losses	$ 0	$ 0	$ (2,182)